PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	Estimated Life	December 31, 2012	September 30, 2012
Office equipment	5 years	$644,020	$644,020
Computer software	3 years	29,523	29,523
Leasehold improvements	5 years	1,033,495	1,033,495
		1,707,038	1,707,038

Less: accumulated depreciation		(1,225,268)	(1,207,253)

		$481,770	$499,785

	Estimated Life	2012	2011
Office equipment	5 years	$644,020	$836,041
Computer software	3 years	29,523	612,379
Furniture and fixtures	5 years	-	261,385
Leasehold improvements	5 years	1,033,495	1,026,470
		1,707,038	2,736,275

Less: accumulated depreciation		(1,207,253)	(2,483,440)

		$499,785	$252,835